Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments
Investments	$ 1,215.1		$ 1,215.1		$ 1,141.3
Equity investments
Investments
Investments	1,165.5		1,165.5		1,105.3
Cost of equity investments disposed of	12.2	$ 8.9	28.3	$ 14.6
Aggregate net proceeds	16.9	15.8	41.8	25.5
Gains on sale of investments	4.1	$ 6.0	11.7	$ 9.5
Warrants
Investments
Investments	$ 49.6		$ 49.6		$ 36.0